Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 51.7%
Information Technology – 15.1%
Communications Equipment – 0.8%
Ciena Corp.(a)	11,445	$619,861
Cisco Systems, Inc.	224,250	10,459,020
F5 Networks, Inc.(a)	17,882	2,494,182
NetScout Systems, Inc.(a)	10,750	274,770

		13,847,833

Electronic Equipment, Instruments & Components – 0.6%
Arrow Electronics, Inc.(a)	4,129	283,621
Belden, Inc.	10,273	334,386
CDW Corp./DE	55,886	6,492,836
IPG Photonics Corp.(a)	3,380	542,118
Littelfuse, Inc.	3,740	638,156
Novanta, Inc.(a)	6,720	717,494
TTM Technologies, Inc.(a)	25,758	305,490
Vishay Intertechnology, Inc.	22,210	339,147

		9,653,248

IT Services – 3.1%
Amdocs Ltd.	6,919	421,229
Automatic Data Processing, Inc.	50,740	7,554,679
Fidelity National Information Services, Inc.	47,108	6,316,712
Genpact Ltd.	121,199	4,426,187
Jack Henry & Associates, Inc.	3,392	624,230
MongoDB, Inc.(a)	3,050	690,337
PayPal Holdings, Inc.(a)	60,066	10,465,299
Visa, Inc. - Class A	120,336	23,245,305

		53,743,978

Semiconductors & Semiconductor Equipment – 3.1%
Cree, Inc.(a)	8,930	528,567
Entegris, Inc.	15,824	934,407
Inphi Corp.(a)	6,080	714,400
Intel Corp.	100,082	5,987,906
KLA Corp.	30,095	5,852,876
Kulicke & Soffa Industries, Inc.	17,616	366,941
Lattice Semiconductor Corp.(a)	30,140	855,675
MaxLinear, Inc. - Class A(a)	15,902	341,257
MKS Instruments, Inc.	7,320	828,917
NVIDIA Corp.	20,125	7,645,689
NXP Semiconductors NV	49,137	5,603,583
QUALCOMM, Inc.	79,896	7,287,314
Texas Instruments, Inc.	84,649	10,747,883
Universal Display Corp.	4,882	730,445
Xilinx, Inc.	60,493	5,951,906

		54,377,766

Software – 5.4%
Adobe, Inc.(a)	13,812	6,012,502
Anaplan, Inc.(a)	12,262	555,591
ANSYS, Inc.(a)	1,407	410,464
Aspen Technology, Inc.(a)	5,467	566,436

Company	Shares	U.S. $ Value

Avalara, Inc.(a)	6,372	$848,050
Citrix Systems, Inc.	30,402	4,496,760
CommVault Systems, Inc.(a)	10,430	403,641
Coupa Software, Inc.(a)	2,060	570,702
Crowdstrike Holdings, Inc. - Class A(a)	5,510	552,598
Datadog, Inc. - Class A(a)	6,360	553,002
Fair Isaac Corp.(a)	2,030	848,621
HubSpot, Inc.(a)	3,775	846,921
Manhattan Associates, Inc.(a)	8,121	764,998
Microsoft Corp.(b)	300,532	61,161,267
Nuance Communications, Inc.(a)	8,802	222,735
Oracle Corp.(b)	151,920	8,396,618
RingCentral, Inc. - Class A(a)	2,110	601,371
Smartsheet, Inc. - Class A(a)	11,075	563,939
Splunk, Inc.(a)	2,828	561,924
Trade Desk, Inc. (The) - Class A(a)	1,374	558,531
Verint Systems, Inc.(a)	5,412	244,514
VMware, Inc. - Class A(a)	32,771	5,074,917

		94,816,102

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.(b)	101,388	36,986,342
NCR Corp.(a)	16,874	292,258

		37,278,600

		263,717,527

Health Care – 8.1%
Biotechnology – 1.3%
ADC Therapeutics SA(a)	4,412	206,526
Allogene Therapeutics, Inc.(a)	7,572	324,233
Arena Pharmaceuticals, Inc.(a)	4,656	293,095
Ascendis Pharma A/S (Sponsored ADR)(a)	2,245	332,036
BeiGene Ltd. (Sponsored ADR)(a)	1,504	283,354
Biohaven Pharmaceutical Holding Co., Ltd.(a)	5,018	366,866
Blueprint Medicines Corp.(a)	4,663	363,714
Coherus Biosciences, Inc.(a)	19,020	339,697
Deciphera Pharmaceuticals, Inc.(a)	5,956	355,692
Gossamer Bio, Inc.(a)	10,117	131,521
Legend Biotech Corp. (ADR)(a)	5,497	233,952
Madrigal Pharmaceuticals, Inc.(a)	2,354	266,591
Neurocrine Biosciences, Inc.(a)	5,560	678,320
NextCure, Inc.(a)	6,621	141,954
PTC Therapeutics, Inc.(a)	6,940	352,136
Regeneron Pharmaceuticals, Inc.(a)	10,033	6,257,080
Sarepta Therapeutics, Inc.(a)	4,440	711,910
Turning Point Therapeutics, Inc. - Class I(a)	5,150	332,638
Ultragenyx Pharmaceutical, Inc.(a)	5,873	459,386
Vertex Pharmaceuticals, Inc.(a)	35,364	10,266,523
Vir Biotechnology, Inc.(a)	8,794	360,290

		23,057,514

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.4%
Align Technology, Inc.(a)	13,851	$3,801,268
Edwards Lifesciences Corp.(a)	105,642	7,300,919
Insulet Corp.(a)	2,665	517,703
iRhythm Technologies, Inc.(a)	6,760	783,416
Medtronic PLC	120,104	11,013,537
Penumbra, Inc.(a)	3,336	596,544
Silk Road Medical, Inc.(a)	2,790	116,873

		24,130,260

Health Care Providers & Services – 2.0%
Amedisys, Inc.(a)	4,460	885,488
Anthem, Inc.(b)	39,023	10,262,269
Guardant Health, Inc.(a)	10,860	881,072
HealthEquity, Inc.(a)	8,490	498,108
Molina Healthcare, Inc.(a)	2,445	435,161
UnitedHealth Group, Inc.(b)	75,298	22,209,145

		35,171,243

Health Care Technology – 0.1%
Teladoc Health, Inc.(a)	3,610	688,932

Life Sciences Tools & Services – 0.2%
10X Genomics, Inc.(a)	8,304	741,630
ICON PLC(a)	5,789	975,215
Repligen Corp.(a)	7,711	953,157

		2,670,002

Pharmaceuticals – 3.1%
Johnson & Johnson(b)	108,500	15,258,355
Merck & Co., Inc.	29,923	2,313,946
Novo Nordisk A/S (Sponsored ADR)	5,549	363,349
Perrigo Co. PLC	5,940	328,304
Pfizer, Inc.	336,956	11,018,461
Revance Therapeutics, Inc.(a)	12,846	313,699
Roche Holding AG (Sponsored ADR)	344,157	14,929,531
Zoetis, Inc.	72,533	9,939,922

		54,465,567

		140,183,518

Communication Services – 6.3%
Diversified Telecommunication Services – 1.7%
Comcast Corp. - Class A(b)	395,284	15,408,170
Verizon Communications, Inc.(b)	242,959	13,394,330

		28,802,500

Entertainment – 0.8%
Electronic Arts, Inc.(a)	71,930	9,498,357
Take-Two Interactive Software, Inc.(a)	32,918	4,594,365

		14,092,722

Company	Shares	U.S. $ Value

Interactive Media & Services – 3.8%
Alphabet, Inc. - Class C(a)	27,039	$38,222,601
Facebook, Inc. - Class A(a) (b)	125,877	28,582,890

		66,805,491

Media – 0.0%
Criteo SA (Sponsored ADR)(a)	17,346	197,571

		109,898,284

Consumer Discretionary – 5.9%
Auto Components – 0.4%
Dana, Inc.	36,552	445,569
Lear Corp.	3,566	388,765
Magna International, Inc. - Class A (United States)	152,721	6,800,666

		7,635,000

Diversified Consumer Services – 0.1%
Bright Horizons Family Solutions, Inc.(a)	3,119	365,547
Chegg, Inc.(a)	13,437	903,772
Houghton Mifflin Harcourt Co.(a)	31,112	56,313
Strategic Education, Inc.	4,460	685,279

		2,010,911

Hotels, Restaurants & Leisure – 0.1%
Chipotle Mexican Grill, Inc. - Class A(a)	428	450,410
Papa John’s International, Inc.	7,140	566,988
Planet Fitness, Inc.(a)	11,834	716,785

		1,734,183

Household Durables – 0.1%
KB Home	7,720	236,850
NVR, Inc.(a)	178	580,057
PulteGroup, Inc.	15,970	543,459
Taylor Morrison Home Corp. - Class A(a)	12,813	247,163
Tempur Sealy International, Inc.(a)	8,623	620,425

		2,227,954

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc.(a)	9,463	26,106,714
Booking Holdings, Inc.(a)	3,580	5,700,577

		31,807,291

Leisure Products – 0.1%
Brunswick Corp./DE	8,746	559,831
Callaway Golf Co.	29,511	516,738

		1,076,569

Specialty Retail – 2.5%
AutoZone, Inc.(a)	9,947	11,221,410

Company	Shares	U.S. $ Value

Burlington Stores, Inc.(a)	3,240	$638,053
Dynatrace, Inc.(a)	18,151	736,931
Five Below, Inc.(a)	5,298	566,409
Floor & Decor Holdings, Inc. - Class A(a)	11,090	639,339
Foot Locker, Inc.	10,596	308,979
Home Depot, Inc. (The)(b)	66,930	16,766,634
Lithia Motors, Inc. - Class A	802	121,367
National Vision Holdings, Inc.(a)	28,683	875,405
TJX Cos., Inc. (The)	206,550	10,443,168
Williams-Sonoma, Inc.	6,925	567,919

		42,885,614

Textiles, Apparel & Luxury Goods – 0.8%
Capri Holdings Ltd.(a)	8,556	133,730
Crocs, Inc.(a)	9,692	356,859
Deckers Outdoor Corp.(a)	6,600	1,296,174
NIKE, Inc. - Class B	121,514	11,914,448
Ralph Lauren Corp.	3,530	255,995
Skechers U.S.A., Inc. - Class A(a)	7,970	250,099

		14,207,305

		103,584,827

Financials – 4.7%
Banks – 2.4%
Associated Banc-Corp.	31,800	435,024
Bank of America Corp.	558,318	13,260,052
Citigroup, Inc.	171,239	8,750,313
Comerica, Inc.	8,950	340,995
First Citizens BancShares, Inc./NC - Class A	630	255,163
PNC Financial Services Group, Inc. (The)	69,633	7,326,088
Sterling Bancorp/DE	23,680	277,530
SVB Financial Group(a)	2,337	503,694
Synovus Financial Corp.	21,574	442,914
Texas Capital Bancshares, Inc.(a)	9,445	291,567
Umpqua Holdings Corp.	35,938	382,380
Webster Financial Corp.	12,432	355,680
Wells Fargo & Co.(b)	330,397	8,458,163
Zions Bancorp NA	13,121	446,114

		41,525,677

Capital Markets – 0.9%
Ares Management Corp. - Class A	16,293	646,832
Goldman Sachs Group, Inc. (The)	48,550	9,594,451
LPL Financial Holdings, Inc.	47,500	3,724,000
Moelis & Co.	11,587	361,051
PJT Partners, Inc.	8,282	425,198
Tradeweb Markets, Inc. - Class A	8,481	493,085

		15,244,617

Consumer Finance – 0.0%
OneMain Holdings, Inc.	8,087	198,455

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. - Class B(a)	28,654	5,115,026

Company	Shares	U.S. $ Value

Insurance – 1.1%
American Financial Group, Inc./OH	5,072	$321,869
eHealth, Inc.(a)	4,737	465,363
Everest Re Group Ltd.	2,450	505,190
First American Financial Corp.	7,156	343,631
Goosehead Insurance, Inc. - Class A(a)	8,600	646,376
Hanover Insurance Group, Inc. (The)	3,680	372,894
Inari Medical, Inc.(a)	4,903	237,501
Kemper Corp.	732	53,085
Progressive Corp. (The)	144,378	11,566,122
Reinsurance Group of America, Inc. - Class A	50,378	3,951,650
Selective Insurance Group, Inc.	4,534	239,123

		18,702,804

Thrifts & Mortgage Finance – 0.0%
BankUnited, Inc.	20,340	411,885
Essent Group Ltd.	10,107	366,581

		778,466

		81,565,045

Industrials – 3.9%
Aerospace & Defense – 0.9%
AAR Corp.	10,563	218,337
Axon Enterprise, Inc.(a)	8,996	882,778
L3Harris Technologies, Inc.	48,620	8,249,355
Raytheon Technologies Corp.	97,291	5,995,072

		15,345,542

Air Freight & Logistics – 0.0%
XPO Logistics, Inc.(a)	4,404	340,209

Airlines – 0.0%
Alaska Air Group, Inc.	8,894	322,496
SkyWest, Inc.	8,953	292,047

		614,543

Building Products – 0.3%
Armstrong World Industries, Inc.	7,260	565,990
Masco Corp.	70,000	3,514,700
Masonite International Corp.(a)	7,077	550,449
Trex Co., Inc.(a)	5,932	771,575

		5,402,714

Commercial Services & Supplies – 0.0%
Copart, Inc.(a)	5,750	478,803

Construction & Engineering – 0.5%
AECOM(a)	179,198	6,734,261
Jacobs Engineering Group, Inc.	6,530	553,744
Quanta Services, Inc.	12,982	509,284

		7,797,289

Electrical Equipment – 0.6%
AMETEK, Inc.	6,006	536,756
Eaton Corp. PLC	96,177	8,413,564
EnerSys	6,723	432,827
Regal Beloit Corp.	6,456	563,738

		9,946,885

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.6%
Carlisle Cos., Inc.	4,214	$504,289
Honeywell International, Inc.	63,212	9,139,823

		9,644,112

Machinery – 0.3%
IDEX Corp.	3,518	555,985
Ingersoll Rand, Inc.(a)	117,499	3,304,071
Kennametal, Inc.	16,886	484,797
Nordson Corp.	4,690	889,740
Oshkosh Corp.	6,540	468,395

		5,702,988

Professional Services – 0.1%
CoStar Group, Inc.(a)	725	515,236
Robert Half International, Inc.	5,796	306,202

		821,438

Road & Rail – 0.3%
Kansas City Southern	4,000	597,160
Knight-Swift Transportation Holdings, Inc.	27,936	1,165,211
Norfolk Southern Corp.	23,185	4,070,590

		5,832,961

Trading Companies & Distributors – 0.3%
GATX Corp.	1,326	80,859
MRC Global, Inc.(a)	47,709	281,960
SiteOne Landscape Supply, Inc.(a)	6,680	761,320
United Rentals, Inc.(a)	28,242	4,209,188

		5,333,327

		67,260,811

Consumer Staples – 3.0%
Beverages – 0.7%
PepsiCo, Inc.	93,589	12,378,081
Primo Water Corp.	26,901	369,889

		12,747,970

Food & Staples Retailing – 1.2%
Casey’s General Stores, Inc.	3,260	487,435
Costco Wholesale Corp.	14,368	4,356,521
Grocery Outlet Holding Corp.(a)	17,116	698,333
US Foods Holding Corp.(a)	13,391	264,071
Walmart, Inc.(b)	122,617	14,687,064

		20,493,424

Food Products – 0.1%
Freshpet, Inc.(a)	9,255	774,273
Hain Celestial Group, Inc. (The)(a)	17,827	561,729
Nomad Foods Ltd.(a)	23,384	501,587

		1,837,589

Company	Shares	U.S. $ Value

Household Products – 1.0%
Procter & Gamble Co. (The)(b)	140,893	$16,846,576

		51,925,559

Real Estate – 2.0%
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Campus Communities, Inc.	106,524	3,724,079
Americold Realty Trust	106,828	3,877,856
Camden Property Trust	5,418	494,230
Cousins Properties, Inc.	9,470	282,490
CubeSmart	268,326	7,242,119
MGM Growth Properties LLC - Class A	16,970	461,754
Mid-America Apartment Communities, Inc.	88,696	10,170,770
Park Hotels & Resorts, Inc.	16,508	163,264
Physicians Realty Trust	24,030	421,005
Prologis, Inc.	32,563	3,039,105
RLJ Lodging Trust	22,447	211,900
STAG Industrial, Inc.	16,750	491,110

		30,579,682

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(a)	88,366	3,995,911

		34,575,593

Utilities – 1.3%
Electric Utilities – 1.3%
Alliant Energy Corp.	10,151	485,624
American Electric Power Co., Inc.	140,484	11,188,146
NextEra Energy, Inc.	31,413	7,544,460
Pinnacle West Capital Corp.	39,000	2,858,310
PNM Resources, Inc.	7,195	276,576

		22,353,116

Gas Utilities – 0.0%
Southwest Gas Holdings, Inc.	4,170	287,938

Multi-Utilities – 0.0%
Black Hills Corp.	4,865	275,651
CMS Energy Corp.	4,740	276,911

		552,562

		23,193,616

Energy – 1.0%
Energy Equipment & Services – 0.0%
Dril-Quip, Inc.(a)	9,209	274,336

Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp.	69,307	6,184,264
Cimarex Energy Co.	2,957	81,288
EOG Resources, Inc.	116,228	5,888,110
HollyFrontier Corp.	17,175	501,510
Royal Dutch Shell PLC (Sponsored ADR)	141,792	4,317,566

		16,972,738

		17,247,074

Company	Shares	U.S. $ Value

Materials – 0.4%
Chemicals – 0.3%
FMC Corp.	6,430	$640,557
GCP Applied Technologies, Inc.(a)	733	13,619
Orion Engineered Carbons SA	25,825	273,487
Trinseo SA	8,090	179,274
Westlake Chemical Corp.	88,969	4,773,187

		5,880,124

Containers & Packaging – 0.1%
Graphic Packaging Holding Co.	26,563	371,616
Sealed Air Corp.	13,948	458,192

		829,808

Metals & Mining – 0.0%
Carpenter Technology Corp.	9,791	237,725

		6,947,657

Total Common Stocks (cost $649,647,522)		900,099,511

INVESTMENT COMPANIES – 42.5%
Funds and Investment Trusts – 42.5%(c) (d)
AB All Market Real Return Portfolio - Class Z	16,231,132	119,785,756
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	8,681,632	84,385,459
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	26,600,111	291,271,217
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	4,104,347	40,838,251
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,507,406	38,242,883
Sanford C. Bernstein Fund, Inc. - International Portfolio - Class Z	10,880,045	164,288,686

Total Investment Companies (cost $761,827,755)		738,812,252

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(c) (d) (e) (cost $80,261,998)	80,261,998	80,261,998

	Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.2%
U.S. Treasury Bill Zero Coupon, 09/24/2020 (cost $3,999,480)	$4,000	$3,998,725

Total Short-Term Investments (cost $84,261,478)		84,260,723

Total Investments – 99.0% (cost $1,495,736,755)(f)		1,723,172,486
Other assets less liabilities – 1.0%		17,246,415

Net Assets – 100.0%		$1,740,418,901

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	150	September 2020	$15,401,832	$193,484
10 Yr Japan Bond (OSE) Futures	87	September 2020	122,432,507	(34,119)
Euro Buxl 30 Yr Bond Futures	33	September 2020	8,155,124	298,320
Euro STOXX 50 Index Futures	1,165	September 2020	42,185,106	535,179
Euro-BOBL Futures	137	September 2020	20,776,046	111,784
Euro-Bund Futures	86	September 2020	17,055,532	244,457
Hang Seng Index Futures	275	July 2020	43,016,096	(287,786)
Long Gilt Futures	175	September 2020	29,846,215	131,573
MSCI Singapore IX ETS Futures	2,373	July 2020	50,376,869	86,652
Russell 2000 E-Mini Futures	129	September 2020	9,272,520	540,806
TOPIX Index Futures	409	September 2020	59,034,638	(2,650,193)
U.S. T-Note 2 Yr (CBT) Futures	666	September 2020	147,071,532	37,318
U.S. T-Note 10 Yr (CBT) Futures	1,045	September 2020	145,434,609	768,943
U.S. Ultra Bond (CBT) Futures	314	September 2020	68,501,063	450,345
Sold Contracts
10 Yr Canadian Bond Futures	136	September 2020	15,409,193	(106,482)
FTSE 100 Index Futures	308	September 2020	23,461,502	88,827
Mini MSCI Emerging Market Futures	1,731	September 2020	153,920,520	(388,506)
MSCI Emerging Markets Futures	801	September 2020	39,477,285	(185,103)
S&P 500 E-Mini Futures	651	September 2020	100,586,010	(1,653,956)
S&P Mid 400 E-Mini Futures	14	September 2020	2,490,740	(82,634)
S&P/TSX 60 Index Futures	164	September 2020	22,432,822	(540,172)
SPI 200 Futures	307	September 2020	31,207,089	(246,464)

				$(2,687,727)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	60,856	CAD	82,265	08/06/2020	$(255,004)
BNP Paribas SA	USD	7,870	NOK	72,644	07/15/2020	(322,714)
BNP Paribas SA	CAD	11,086	USD	8,269	08/06/2020	102,111
BNP Paribas SA	NZD	98,187	USD	63,947	08/06/2020	582,425
Citibank, NA	USD	2,313	SEK	22,818	07/15/2020	136,463
Citibank, NA	GBP	26,619	USD	32,558	07/17/2020	(428,832)
Citibank, NA	EUR	5,462	USD	6,187	08/06/2020	46,058
Credit Suisse International	SEK	313,177	USD	34,110	07/15/2020	496,040
Credit Suisse International	SEK	177,812	USD	18,394	07/15/2020	(690,747)
Goldman Sachs Bank USA	USD	18,772	SEK	180,314	07/15/2020	581,574
Goldman Sachs Bank USA	CAD	14,469	USD	10,433	08/06/2020	(225,711)
HSBC Bank USA	USD	61,629	NZD	96,946	08/06/2020	934,846
JPMorgan Chase Bank, NA	NOK	23,220	USD	2,285	07/15/2020	(127,033)
JPMorgan Chase Bank, NA	SEK	274,666	USD	29,909	07/15/2020	428,169
JPMorgan Chase Bank, NA	USD	11,554	NOK	107,064	07/15/2020	(429,868)
JPMorgan Chase Bank, NA	USD	18,704	SEK	180,314	07/15/2020	649,857
JPMorgan Chase Bank, NA	GBP	9,662	USD	12,307	07/17/2020	333,449
JPMorgan Chase Bank, NA	USD	24,749	CAD	34,118	08/06/2020	384,327
JPMorgan Chase Bank, NA	USD	108,117	EUR	95,171	08/06/2020	(1,110,909)
JPMorgan Chase Bank, NA	AUD	33,053	USD	22,952	08/13/2020	137,182
JPMorgan Chase Bank, NA	CHF	60,477	USD	63,825	08/28/2020	(113,474)
Morgan Stanley & Co., Inc.	USD	70,990	SEK	692,040	07/15/2020	3,288,918
Morgan Stanley & Co., Inc.	USD	26,950	EUR	23,835	08/06/2020	(150,436)
Morgan Stanley & Co., Inc.	JPY	4,279,888	USD	40,225	08/07/2020	569,480
Morgan Stanley & Co., Inc.	JPY	2,899,362	USD	26,633	08/07/2020	(230,916)
Morgan Stanley & Co., Inc.	USD	81,125	JPY	8,730,081	08/07/2020	(235,951)
Standard Chartered Bank	USD	17,279	CHF	16,722	08/28/2020	399,819
State Street Bank & Trust Co.	USD	8,001	AUD	11,504	08/13/2020	(60,935)

						$4,688,188

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	5.22%	USD	73,416	$(573,378)	$(4,988,407)	$4,415,029

*	Termination date

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $321,176,355 and gross unrealized depreciation of investments was $(87,325,134), resulting in net unrealized appreciation of $233,851,221.

Currency Abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – Great British Pound

JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar

Glossary:
ADR – American Depositary Receipt
BOBL – Bundesobligationen
CBT – Chicago Board of Trade
CDX-NAHY – North American High Yield Credit Default Swap Index
ETS – Emission Trading Scheme
FTSE – Financial Times Stock Exchange MSCI – Morgan Stanley Capital International
OSE – Osaka Securities Exchange
SPI – Share Price Index
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$900,099,511	$—	$—	$900,099,511
Investment Companies	738,812,252	—	—	738,812,252
Short-Term Investments:
Investment Companies	80,261,998	—	—	80,261,998
U.S. Treasury Bills	—	3,998,725	—	3,998,725

Total Investments in Securities	1,719,173,761	3,998,725	—	1,723,172,486
Other Financial Instruments(b):
Assets:
Futures	2,777,030	710,658	—	3,487,688
Forward Currency Exchange Contracts	—	9,070,718	—	9,070,718
Liabilities:
Futures	(2,990,972)	(3,184,443)	—	(6,175,415)
Forward Currency Exchange Contracts	—	(4,382,530)	—	(4,382,530)
Centrally Cleared Credit Default Swaps	—	(573,378)	—	(573,378)

Total	$1,718,959,819	$5,639,750	$—	$1,724,599,569

(a)	See the Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

							Distributions
Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$133,149	$2,895	$0	$0	$16,258	$119,786	$2,895	$0
Bernstein Fund, Inc. - International Small Cap Portfolio	88,767	1,866	0	0	6,248	84,385	1,866	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	303,226	6,619	0	0	18,574	291,271	6,619	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	44,196	226	0	0	3,584	40,838	226	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	38,589	750	0	0	1,096	38,243	750	0
Sanford C. Bernstein Fund, Inc. - International Portfolio	169,319	3,365	0	0	8,395	164,289	3,365	0
Government Money Market Portfolio	18,419	1,035,949	974,106	0	0	80,262	145	0
Total	$795,665	$1,051,670	$974,106	$0	$54,155	$819,074	$15,866	$0